                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        12/31/2001
                             -----------------------

Check Here if Amendment / /; Amendment Number:
                                    ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management Inc.
                 ----------------------------------------
   Address:      30 Rowes Wharf, 4th Floor
                 ----------------------------------------
                 Boston, MA 02110-3328
                 ----------------------------------------
                 ----------------------------------------

Form 13F File Number: 28-04219
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    KIM CARROLL
         -------------------------------
Title:   TREASURER
         -------------------------------
Phone:   617-310-0537
         -------------------------------

Signature, Place, and Date of Signing:

Kim Carroll                        Boston, MA           January 18, 2002
-------------------------------    ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

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    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                      1
                                                             ------------
Form 13F Information Table Entry Total:                                45
                                                             ------------
Form 13F Information Table Value Total:                      $411,598,474
                                                             ------------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

               NONE

as of 12/31/01                                                        FORM 13F

Page     of                 Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT                         (SEC USE ONLY)
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                                                                                   ITEM 6:                              ITEM 8
                                                                                 INVESTMENT                            VOTING
                                                                                 DISCRETION                       AUTHORITY (SHARES)
                                                                          --------------------------             ------------------
                                                                                  (B)
                                                                                 SHARED-
                                                     ITEM 4:    ITEM 5:            AS                 ITEM 7:
                            ITEM 2:    ITEM 3:        FAIR     SHARES OF         DEFINED     (C)     MANAGERS
ITEM 1:                    TITLE OF     CUSIP        MARKET    PRINCIPAL   (A)      IN      SHARED-     SEE       (A)   (B)    (C)
NAME OF ISSUER              CLASS      NUMBER         VALUE     AMOUNT     SOLE  INSTR. V    OTHER    INSTR. V   SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Abgenix                     Common    00039B107    $8,410,000    250,000    X                            NA        X
Affymetrix                  Common    00826T108     3,775,000    100,000    X                            NA        X
Aradigm                     Common    038505103     2,485,000    350,000    X                            NA        X
ATS Medical                 Common    002083103     3,372,729    636,364    X                            NA        X
Biofield                    Common    090591207       448,222    878,766    X                            NA        X
Biofield (Restricted)       Common    090591207       408,000  1,000,000    X                            NA        X
Bioject Medical
Technologies                Common    09059T206     2,996,778    238,000    X                            NA        X
Biopure                     Common    09065H915     2,412,091    169,746    X                            NA        X
BioTransplant               Common    09066Y107     6,305,784    712,518    X                            NA        X
Biovail                     Common    09067K106    32,138,325    571,348    X                            NA        X
Catalytica Energy
Systems                     Common    148884109       587,313    128,515    X                            NA        X
Celgene                     Common    151020104    22,024,800    690,000    X                            NA        X
Cephalon                    Common    156708109     6,802,650     90,000    X                            NA        X
Corixa                      Common    21887F100     5,899,302    391,460    X                            NA        X
Cubist Pharmaceuticals      Common    229990981    34,449,860    958,005    X                            NA        X
Curis                       Common    231269101     1,911,232    340,683    X                            NA        X
CV Therapeutics             Common    126667104    28,419,676    546,307    X                            NA        X
Cytyc                       Common    232946103    11,334,865    434,286    X                            NA        X
Digene                      Common    253752109       811,250     27,500    X                            NA        X
Dyax                        Common    26746E103     5,998,012    546,765    X                            NA        X
Emisphere Technologies      Common    291345106     4,818,410    151,000    X                            NA        X
Endocardial Solutions       Common    292962107     8,833,330  1,666,666    X                            NA        X
Envirogen                   Common    294040100        25,208     20,833    X                            NA        X
EP Med Systems              Common    26881P103     2,687,500  1,075,000    X                            NA        X
Exelixis                    Common    30161Q104     3,722,880    224,000    X                            NA        X
Genzyme                     Common    372917104    16,102,340    269,000    X                            NA        X
Gilead Sciences             Common    37555B103    46,879,259    713,318    X                            NA        X
IDEXX Laboratories          Common    45168D104     7,127,500    250,000    X                            NA        X
Lexicon Genetics            Common   5288872104     1,505,970    130,500    X                            NA        X
Lynx Therapeutics           Common    551812308     1,511,250    375,000    X                            NA        X
Martek Biosciences          Common    572901106    16,969,872    780,224    X                            NA        X
MedImmune                   Common    584699102    15,295,500    330,000    X                            NA        X
Molecular Devices           Common    60851C107     6,068,328    290,768    X                            NA        X
Orthovita                   Common    68750U102     5,440,000  1,700,000    X                            NA        X
Quintiles Transnational     Common    748767100     2,454,045    152,900    X                            NA        X
Radiance Medical Systems    Common    750241101       534,600    330,000    X                            NA        X
Scios                       Common    808905103     4,338,025    182,500    X                            NA        X
Sepracor                    Common    817315104    20,378,294    357,138    X                            NA        X
Telik                       Common    87959M109     8,999,978    666,665    X                            NA        X
Teva Pharmaceutical
Industries                  Common    881624209     6,163,000    100,000    X                            NA        X
Transkaryotic Therapies     Common    893735100    16,373,140    382,550    X                            NA        X
Tularik                     Common    899165104     9,737,828    405,405    X                            NA        X
Verdant Brands              Common    923366108           228     38,000    X                            NA        X
Versicor                    Common    925314106    21,305,250  1,046,941    X                            NA        X
WebMD                       Common    94769M105     3,335,850    472,500    X                            NA        X
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COLUMN TOTALS                                    $411,598,474
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